Right-of-Use Assets and Lease Liabilities (Tables)	6 Months Ended
Sep. 30, 2022
Right-of-Use Assets and Lease Liabilities [Abstract]
Schedule of leases of buildings
	September 30, 2022	March 31, 2022
	US$	US$
Cost:
At beginning of period/year	505,494	74,794
Addition during the period/year	79,533	427,672
Exchange realignment	(31,924)	3,028
At end of period/year	553,103	505,494

Accumulated depreciation:
At beginning of period/year	120,450	28,496
Depreciation for the period/year	115,505	90,327
Exchange realignment	(11,716)	1,627
At end of period/year	224,239	120,450

Net carrying amount:	328,864	385,044

Schedule of lease liabilities and the movements during the years
	September 30, 2022	March 31, 2022
	US$	US$
At beginning of period/year	368,747	38,153
Additions to lease liabilities	79,533	427,672
Interest charged	7,527	11,550
Payment	(117,161)	(109,219)
Exchange realignment	(17,118)	591
At end of period/year	321,528	368,747

Schedule of consolidated statement of financial position
	As of September 30, 2022 US$	As of March 31, 2021 US$
Current	171,496	263,207
Non-current	150,032	105,540
Total	321,528	368,747

Schedule of contractual undiscounted cash outflows of lease liabilities
	Within 1 year	Over 1 year	Total
	US$	US$	US$
September 30, 2022	159,835	203,761	363,596

March 31, 2022	120,592	274,952	395,544